As filed with the Securities and Exchange Commission on January 17, 2014
File Nos. 333-61759, 811-08961

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 30	☒
(Check appropriate box or boxes)

TIAA-CREF Life Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Life Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On ________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This post-effective amendment on Form 485BPOS is being submitted for the sole purpose of furnishing, in Exhibit 101, XBRL Interactive Data for the related official 485BPOS filing which was submitted to the Commission on January 7, 2014.

No other changes have been made to the Form 485BPOS. This Form 485BPOS does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update any related disclosures made in the related official Form 485BPOS.

Pursuant to Rule 406T of Regulation S-T, the Interactive Data Files on Exhibit 101 hereto are deemed not filed or part of a registration statement or prospectus for purposes of Sections 11 or 12 of the Securities Act of 1933, as amended, are deemed not filed for purposes of Section 18 of the Securities and Exchange Act of 1934, as amended, and otherwise are not subject to liability under those sections.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Life Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 17th day of January 2014.

TIAA-CREF LIFE FUNDS

By:	/s/ Robert G. Leary
Name:	Robert G. Leary
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Leary	President and Principal Executive Officer	January 17, 2014
Robert G. Leary	(Principal Executive Officer)

/s/ Phillip G. Goff	Principal Financial Officer,	January 17, 2014
Phillip G. Goff	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	January 17, 2014	*	January 17, 2014
Forrest Berkley		Thomas J. Kenny

*	January 17, 2014	*	January 17, 2014
Nancy Eckl		Bridget A. Macaskill

*	January 17, 2014	*	January 17, 2014
Michael A. Forrester		James M. Poterba

*	January 17, 2014	*	January 17, 2014
Howell E. Jackson		Maceo K. Sloan

*	January 17, 2014	*	January 17, 2014
Nancy L. Jacobs		Laura T. Starks

/s/ Stewart P. Greene	January 17, 2014
Stewart P. Greene
as attorney-in-fact

* Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

EXHIBIT LIST

101. INS XBRL Instance Document

101. SCH XBRL Taxonomy Extension Schema

101. DEF XBRL Taxonomy Extension Definition Linkbase

101. LAB XBRL Taxonomy Extension Label Linkbase

101. PRE XBRL Taxonomy Extension Presentation Linkbase